Nature and extent of risk arising from financial instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash	$ 17,702	$ 8,530
Foreign Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	180	39
Marketable securities	2,124	83
Investment portfolio	4,554	5,755
Debentures	$ (3,298)	$ (3,574)